Fair Value (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Fair Value [Abstract]
Estimated period within which underlying investments of private equity funds would be liquidated, year	10
Estimated period within which underlying investments of real estate funds would be liquidated, year	4
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 512	¥ 515
Carrying amounts of investments in equity method investees	¥ 1,126	¥ 771
Minimum days upon notification of which the investment in hedged funds can be redeemed	30
Maximum days upon notification of which the investment in hedged funds can be redeemed	90